RELATED PARTY TRANSACTIONS - Summary of related parties income / (expense) amounts included into consolidated statements of operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Other revenues	$ 978	$ 953
Other operating income (expenses)	3,559	2,362
Voyage expenses and commissions	(72,353)	(26,595)
Ship operating expenses	(1,079)	(2,750)
Charter hire expenses	(26,937)	(23,980)
Administrative expenses	(696)	(582)
Income (loss) from related party transaction	(83,551)	(43,325)
Time charter revenues
Related Party Transaction [Line Items]
Time charter revenues	$ 12,977	$ 7,267